As filed with the Securities and Exchange Commission on May 25, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX 78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Schedule of Investments
March 31, 2011
The Yacktman Fund
(Unaudited)	Number of
	Shares	Value
COMMON STOCKS - 87.09%
Banks - 2.61%
The Bancorp, Inc. (a)	709,454	$6,548,261
U.S. Bancorp	4,300,000	113,649,000
		120,197,261

Beverages - 15.15%
Coca-Cola Co.	3,250,000	215,637,500
PepsiCo, Inc.	7,500,000	483,075,000
		698,712,500

Capital Markets - 0.97%
Bank of New York Mellon Corp.	1,500,000	44,805,000
Commercial Services & Supplies - 2.43%
H&R Block, Inc.	6,700,000	112,158,000
Computers & Peripherals - 2.36%
Dell, Inc. (a)	1,000,000	14,510,000
Hewlett-Packard Co.	2,300,000	94,231,000
		108,741,000

Consumer Finance - 0.23%
American Express Co.	235,000	10,622,000
Diversified Consumer Services - 1.45%
Apollo Group, Inc. (a)	1,600,000	66,736,000
Diversified Financial Services - 0.09%
Resource America, Inc., Class A	659,226	4,219,046
Electronic Equipment, Instruments & Components - 0.68%
Corning, Inc.	1,530,000	31,563,900
Food & Staples Retailing - 3.36%
Sysco Corp.	5,600,000	155,120,000
Food Products - 0.61%
Lancaster Colony Corp.	460,000	27,876,000
Health Care Equipment & Supplies - 6.39%
Becton Dickinson & Co.	750,000	59,715,000
C.R. Bard, Inc.	1,200,000	119,172,000
Covidien Plc	850,000	44,149,000
Medtronic, Inc.	400,000	15,740,000
Stryker Corp.	920,000	55,936,000
		294,712,000

Health Care Providers & Services - 1.53%
Patterson Companies, Inc.	500,000	16,095,000
UnitedHealth Group, Inc.	1,200,000	54,240,000
		70,335,000

Household Products - 8.24%
Clorox Co.	1,400,000	98,098,000
Colgate-Palmolive Co.	670,000	54,109,200
Procter & Gamble Co.	3,700,000	227,920,000
		380,127,200

Internet Retail - 0.84%
eBay, Inc. (a)	1,250,000	38,800,000
IT Services - 2.86%
Cisco Systems, Inc. (a)	5,800,000	99,470,000
Total System Services, Inc.	1,800,000	32,436,000
		131,906,000

Media - 17.99%
Comcast Corp.	4,700,000	109,134,000
Liberty Media Holding Corp., Interactive-Series A (a)	2,900,000	46,516,000
News Corp., Class A	29,100,000	510,996,000
Viacom, Inc., Class B	3,500,000	162,820,000
		829,466,000

Oil, Gas & Consumable Fuels - 4.82%
ConocoPhillips	2,150,000	171,699,000
Exxon Mobil Corp.	600,000	50,478,000
		222,177,000

Pharmaceuticals - 7.42%
Johnson & Johnson	3,100,000	183,675,000
Pfizer, Inc.	7,800,000	158,418,000
		342,093,000

Semiconductors & Semiconductor Equipment - 0.92%
Intel Corp.	2,100,000	42,357,000
Software - 4.90%
Microsoft Corp.	8,900,000	225,704,000
Specialty Retail - 1.24%
Wal-Mart Stores, Inc.	1,100,000	57,255,000
TOTAL COMMON STOCKS (Cost $3,411,109,435)		4,015,682,907

PREFERRED STOCKS - 0.10%
Diversified Financial Services - 0.10%
SLM Corp.	110,375	4,768,200
TOTAL PREFERRED STOCKS (Cost $2,686,947)		4,768,200

	Principal
	Amount
CONVERTIBLE BONDS - 0.15%
Mortgage REITs - 0.15%
RAIT Financial Trust
6.875%, 04/15/2027 (b)	$6,750,000	6,834,375
TOTAL CONVERTIBLE BONDS (Cost $5,874,523)		6,834,375

SHORT TERM INVESTMENTS - 12.34%
Commercial Paper - 0.80%
American Express Co.
0.000%, 04/01/2011	36,997,000	36,997,000
Demand Note - 0.00%
U.S. Bancorp
0.000%	183,489	183,489
U.S. Treasury Bills - 11.54%
U.S. Treasury Bill
0.009%, 04/07/2011	34,800,000	34,799,942
0.061%, 04/14/2011	62,614,000	62,612,519
0.018%, 04/21/2011	89,166,000	89,165,084
0.046%, 04/28/2011	107,017,000	107,013,142
0.107%, 05/05/2011	7,000,000	6,999,273
0.059%, 06/09/2011	8,000,000	7,999,080

0.064%, 06/16/2011	63,000,000	62,991,369
0.081%, 06/30/2011	15,600,000	15,596,802
0.091%, 07/07/2011	20,431,000	20,425,933
0.089%, 07/14/2011	30,870,000	30,861,974
0.091%, 07/21/2011	8,000,000	7,997,728
0.099%, 08/04/2011	15,110,000	15,104,757
0.134%, 09/01/2011	21,397,000	21,384,739
0.154%, 09/22/2011	34,722,000	34,695,993
0.154%, 09/29/2011	14,392,000	14,380,789
		532,029,124

TOTAL SHORT TERM INVESTMENTS (Cost $569,208,251)		569,209,613

Total Investments (Cost $3,988,879,156) - 99.68%		4,596,495,095
Other Assets in Excess of Liabilities - 0.32%		14,565,987
TOTAL NET ASSETS - 100.00%		$4,611,061,082

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$3,988,879,156
Gross unrealized appreciation	647,610,768
Gross unrealized depreciation	(39,994,829)
Net unrealized appreciation	$607,615,939

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011 :

THE YACKTMAN FUND
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 4,015,682,907	-	-	$ 4,015,682,907

Preferred Stock*	4,768,200	-	-	4,768,200

Convertible Bonds*	-	$ 6,834,375	-	6,834,375

Short Term Investments*	-	569,209,613	-	569,209,613

Total Investments in Securities	$ 4,020,451,107	$ 576,043,988	-	$ 4,596,495,095

*Please refer to the portfolio of investments to view securities by industry type.

The Funds did not invest in any Level 3 investments during the year. There were no significant transfers into or out of Level 1 or Level 2 during the year.
It is the Funds' policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

Schedule of Investments
March 31, 2011
The Yacktman Focused Fund
(Unaudited)	Number of
	Shares	Value
COMMON STOCKS - 89.22%
Auto Manufacturers - 0.92%
Toyota Industries Corporation - ADR (a)	800,000	$24,000,000
Banks - 2.45%
The Bancorp, Inc. (a)	224,426	2,071,452
U.S. Bancorp	2,350,000	62,110,500
		64,181,952

Beverages - 16.27%
Coca-Cola Co.	1,960,000	130,046,000
PepsiCo, Inc.	4,600,000	296,286,000
		426,332,000

Commercial Services & Supplies - 2.62%
H&R Block, Inc.	4,100,000	68,634,000
Computers & Peripherals - 2.11%
Hewlett-Packard Co.	1,350,000	55,309,500
Diversified Consumer Services - 1.43%
Apollo Group, Inc. (a)	900,000	37,539,000
Diversified Financial Services - 0.05%
Resource America, Inc., Class A	215,000	1,376,000
Electronic Equipment, Instruments & Components - 0.65%
Corning, Inc.	820,000	16,916,600
Food & Staples Retailing - 3.44%
Sysco Corp.	3,250,000	90,025,000
Food Products - 0.50%
Lancaster Colony Corp.	216,500	13,119,900
Health Care Equipment & Supplies - 5.68%
Becton Dickinson & Co.	300,000	23,886,000
C.R. Bard, Inc.	660,000	65,544,600
Covidien Plc	500,000	25,970,000
Stryker Corp.	550,000	33,440,000
		148,840,600

Health Care Providers & Services - 0.91%
UnitedHealth Group, Inc.	530,000	23,956,000
Household Products - 10.98%
Clorox Co.	800,000	56,056,000
Colgate-Palmolive Co.	200,000	16,152,000
Procter & Gamble Co.	3,500,000	215,600,000
		287,808,000

Internet Retail - 0.59%
eBay, Inc. (a)	500,000	15,520,000
IT Services - 2.91%
Cisco Systems, Inc. (a)	3,400,000	58,310,000
Total System Services, Inc.	1,000,000	18,020,000
		76,330,000

Media - 18.59%
Comcast Corp.	2,300,000	53,406,000
Liberty Media Corp., Interactive-Series A (a)	840,000	13,473,600

News Corp., Class A	18,900,000	331,884,000
Viacom, Inc., Class B	1,900,000	88,388,000
		487,151,600

Oil, Gas & Consumable Fuels - 4.19%
ConocoPhillips	1,060,000	84,651,600
Exxon Mobil Corp.	300,000	25,239,000
		109,890,600

Pharmaceuticals - 6.71%
Johnson & Johnson	1,050,000	62,212,500
Pfizer, Inc.	5,600,000	113,736,000
		175,948,500

Software - 7.45%
Microsoft Corp.	7,700,000	195,272,000
Specialty Retail - 0.77%
Wal-Mart Stores, Inc.	390,000	20,299,500
TOTAL COMMON STOCKS (Cost $2,019,804,072)		2,338,450,752

	Principal Amount

CONVERTIBLE BONDS - 0.06%
Mortgage REITs - 0.06%
RAIT Financial Trust
6.875%, 04/15/2027 (b)	$1,450,000	1,468,125
TOTAL CONVERTIBLE BONDS (Cost $1,249,898)		1,468,125

CORPORATE BONDS - 0.30%
Media - 0.30%
Liberty Media Corp.
8.250%, 02/01/2030	8,000,000	7,820,000
TOTAL CORPORATE BONDS (Cost $7,367,574)		7,820,000

SHORT TERM INVESTMENTS - 9.29%
Commercial Paper - 0.45%
American Express Co.
0.000%, 04/01/2011	11,729,000	11,729,000
Demand Note - 0.00%
U.S. Bancorp
0.000%	81,535	81,535
U.S. Treasury Bills - 8.84%
U.S. Treasury Bill
0.061%, 04/14/2011	32,427,000	32,426,366
0.018%, 04/21/2011	42,955,000	42,954,629
0.046%, 04/28/2011	42,759,000	42,757,671
0.107%, 05/05/2011	9,500,000	9,499,103
0.137%, 05/19/2011	18,127,000	18,124,183
0.137%, 05/26/2011	19,000,000	18,995,936
0.142%, 06/02/2011	5,000,000	4,999,485
0.059%, 06/09/2011	13,000,000	12,998,505
0.064%, 06/16/2011	24,000,000	23,996,712
0.081%, 06/30/2011	19,000,000	18,996,105
0.089%, 07/14/2011	6,000,000	5,998,440
		231,747,135

TOTAL SHORT TERM INVESTMENTS (Cost $243,549,665)		243,557,670

Total Investments (Cost $2,271,971,209) - 98.87%	2,591,296,547
Other Assets in Excess of Liabilities - 1.13%	29,675,157
TOTAL NET ASSETS - 100.00%	$2,620,971,704

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933.

The Global Industry Classification Standard ("GICS") was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Options Written

			Contracts		Value
CALL OPTIONS
eBay, Inc.
Expiration: April 2011, Exercise Price: $30.00			3,000		$429,000
Total Options Written (Premiums received $713,988)					$429,000

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments		$2,271,971,209
Gross unrealized appreciation		339,327,978
Gross unrealized depreciation		(20,002,640)
Net unrealized appreciation		$319,325,338

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Valuation Measurements

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.  In addition, these standards require expanded disclosure for each major category of assets.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2011 :

THE YACKTMAN FOCUSED FUND
		Level 1	Level 2	Level 3	Total

Common Stock*		$ 2,314,450,752	$24,000,000**	-	$ 2,314,450,752

Convertible Bond*		-	1,468,125	-	1,468,125

Corporate Bonds*		-	7,820,000	-	7,820,000

Short Term Investments*		-	243,557,670	-	243,557,670

Total Investments in Securities		$ 2,314,450,752	$ 276,845,795	-	$ 2,567,296,547

Other Financial Instruments
Written Options*		$ (429,000)	-	-	$ (429,000)

* Please refer to the portfolio of investments to view securities by industry type.
** Amount represents a security in the Auto Manufacturers industry.

The Funds did not invest in any Level 3 investments during the year. There were no significant transfers into or out of Level 1 or Level 2 during the year.
It is the Funds' policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period.

The Funds have adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund's results of operations and financial position.

The Yacktman Focused Fund may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purposes consistent with the Fund's investment objective.

Balance Sheet -- Values of Derivative Instruments as of March 31, 2011

Liability Derivatives
Derivatives not accounted for as hedging instruments		Balance Sheet Location	Value

Equity Contracts - Options		Options Written, at value	$ 429,000
Total			$ 429,000

The average monthly market value of written options during the period ended March 31, 2011 were as follows:

Long Positions	Yacktman Focused Fund
Written Options	$709,000

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)    /s/ Donald A. Yacktman
Donald A. Yacktman, President

Date       5/20/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Donald A. Yacktman
 Donald A. Yacktman, President & Treasurer

Date        5/20/11

* Print the name and title of each signing officer under his or her signature.